Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NMZ
v
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 160.0%  (99.3% of Total Investments)
X –
MUNICIPAL BONDS - 156 .0% ( 96 .8 % of Total Investments) X 1,981,436,066
ALABAMA - 2.9% (1.8% of Total Investments)
$ 182 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37
9/24 at 100.00 $ 2
1,000 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37
9/27 at 100.00 700,000
213 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37
9/27 at 100.00 148,646
2,000 (d) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 2,014,653
2,500 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 2,575,807
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 879,311
14,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 15,433,363
6,430 (e) Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB)
10/33 at 100.00 7,041,653
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 209,190
1,200 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 1,229,720
1,875 (d) Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45
11/29 at 100.00 1,749,920
1,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32)
2/32 at 100.17 1,065,466
3,450 (d) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 3,493,060
TOTAL ALABAMA 36,540,791
ARIZONA - 3.8% (2.4% of Total Investments)
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Christian University Project, Series 2019A
:
400 (d) 5.500%, 10/01/40 10/26 at 103.00 359,563
800 (d) 5.625%, 10/01/49 10/26 at 103.00 685,664
10,100 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51
7/28 at 103.00 9,367,787
10,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 9,275,037

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 900 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29
No Opt. Call $ 883,496
5,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53
8/24 at 105.00 5,236,096
2,765 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57
12/31 at 100.00 2,035,392
2,590 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57
12/31 at 100.00 2,035,563
1,000 (d) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50
6/28 at 100.00 1,042,803
1,000 (d) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50
1/30 at 100.00 903,816
3,000 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49
7/26 at 103.00 2,839,770
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
245 5.250%, 7/01/36 7/26 at 100.00 247,420
400 5.375%, 7/01/46 7/26 at 100.00 401,274
475 5.500%, 7/01/51 7/26 at 100.00 476,728
1,000 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 1,010,285
290 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35
6/28 at 100.00 291,198
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 98,510
7,500 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%,
12/01/37
No Opt. Call 7,995,831
2,000 (f) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 1,607,695
1,960 (d) Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57
6/29 at 103.00 1,983,102
TOTAL ARIZONA 48,777,030
ARKANSAS - 0.9% (0.6% of Total Investments)
1,750 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 1,810,244
3,500 (d) Arkansas Development Finance Authority, Charter School Revenue Bonds,
Academy of Math and Science - Little Rock Project Series 2024A, 7.000%,
7/01/59
7/31 at 103.00 3,397,665
4,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 3,955,016

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARKANSAS (continued)
$ 2,500 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 $ 2,506,897
TOTAL ARKANSAS 11,669,822
CALIFORNIA - 12.9% (8.0% of Total Investments)
18,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52 -
AGM Insured
10/37 at 100.00 10,433,377
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
4,000 5.300%, 10/01/47 10/37 at 100.00 2,351,708
18,905 5.350%, 10/01/48 10/37 at 100.00 11,060,438
4,585 5.375%, 10/01/49 10/37 at 100.00 2,672,006
3,055 5.400%, 10/01/50 10/37 at 100.00 1,773,808
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 1,383,610
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 824,890
4,590 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 3,055,514
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 751,975
2,500 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 2,088,852
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 1,568,309
9,155 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 7,962,218
500 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 397,148
2,215 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 2,317,053
10,450 (e) California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 10,381,592
3,720 (d) California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A-4, 1.000%,
1/01/50, (Mandatory Put 8/15/25), (WI/DD)
8/24 at 100.00 3,771,178
1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,020,345
500 (d) California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/36
11/26 at 100.00 509,008
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,259,612
1,130 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,207,382

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,000 (d) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 $ 877,561
1,000 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59
6/28 at 102.00 1,003,801
1,000 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61
6/31 at 100.00 733,307
1,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A, 5.000%,
6/01/40
6/27 at 100.00 819,447
4,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A,
4.000%, 6/01/61
6/27 at 100.00 2,952,448
1,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60
6/28 at 100.00 909,015
1,600 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2023A,
6.000%, 6/01/63
6/31 at 100.00 1,632,143
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
800 5.250%, 12/01/44 12/24 at 100.00 802,408
1,000 5.500%, 12/01/54 12/24 at 100.00 1,003,094
9,030 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 9,133,649
500 (d) California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 502,138
745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
8/24 at 100.00 738,595
7 (c),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 7,395
1,300 (d) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56
4/31 at 100.00 1,011,807
1,750 (d) CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56
8/31 at 100.00 1,235,362
2,000 (d) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45
12/31 at 100.00 1,685,874
300 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 317,396
1,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 813,559
25,385 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 20,380,695
2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57
2/32 at 100.00 1,550,563

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58
6/31 at 100.00 $ 1,585,007
1,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 761,362
2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 1,416,387
4,250 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 3,285,932
2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57
6/31 at 100.00 950,418
535 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 338,230
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 3,928,310
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,431,666
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 2,454,427
1,690 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding
Third Tier Series 2007C, 6.500%, 12/15/47
9/24 at 100.00 1,690,171
2,000 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series
2007A, 5.000%, 12/15/37
9/24 at 100.00 2,002,143
8,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 1,021,443
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
9/24 at 100.00 390,472
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 1,026,982
535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 486,784
2,140 Oroville, California, Revenue Bonds, Oroville Hospital Series 2019,
5.250%, 4/01/54
4/29 at 100.00 1,545,948
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
750 (d),(e) 8.573%, 12/01/30 - AMBAC Insured, (IF) No Opt. Call 1,104,640
2,015 (d),(e) 8.897%, 12/01/33 - AMBAC Insured, (IF) No Opt. Call 3,354,909
10,000 (e) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB)
5/28 at 100.00 10,260,326

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 4,095 (d) San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31
9/24 at 71.69 $ 2,924,425
1,055 (d) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 1,102,726
5,000 (e) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 4,947,317
TOTAL CALIFORNIA 163,910,305
COLORADO - 14.5% (9.0% of Total Investments)
830 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 793,069
1,089 Aspen Street Metropolitan District, Broomfield County and City, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50
6/26 at 103.00 916,060
12,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 11,303,532
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 479,097
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,406,287
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 905,756
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 424,728
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,573,482
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 803,670
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
9/24 at 100.00 2,147,801
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 514,999
460 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
9/24 at 101.00 453,285
506 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41
12/26 at 103.00 437,581
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.250%, 7/01/28
9/24 at 100.00 500,878
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 (d) 4.000%, 7/01/41 7/31 at 100.00 86,399
100 (d) 4.000%, 7/01/51 7/31 at 100.00 78,819
1,225 (d) 4.000%, 7/01/61 7/31 at 100.00 917,475

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 560 (d) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44
9/24 at 100.00 $ 560,203
720 (d) Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55
12/30 at 100.00 638,132
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
9/24 at 100.00 2,045,792
1,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46
2/26 at 100.00 776,156
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 3,012,461
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 464,326
500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 486,247
Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
775 5.000%, 12/01/39 3/25 at 103.00 774,900
750 5.000%, 12/01/49 3/25 at 103.00 714,175
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/38
9/24 at 103.00 1,001,334
4,050 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 2,245,204
5,000 (e) Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.250%, 12/01/48, (AMT), (UB)
12/28 at 100.00 5,165,277
1,500 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.625%, 12/01/48
9/24 at 103.00 1,497,897
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 892,454
2,000 (d) Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 5.000%, 12/01/51
6/26 at 103.00 1,832,209
960 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 823,627
4,150 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 4,106,312
3,080 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 3,010,527
1,500 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 1,538,022
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
8,380 5.500%, 12/01/42 12/30 at 102.00 8,502,844
1,000 5.750%, 12/01/52 12/30 at 102.00 1,011,589

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,260 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 $ 2,307,234
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
3,000 6.000%, 12/01/52 9/27 at 103.00 3,009,968
1,000 8.500%, 12/15/52 9/27 at 103.00 1,005,105
3,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 2,680,139
500 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 405,907
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
500 4.500%, 12/01/41 12/26 at 103.00 425,034
500 4.750%, 12/01/51 12/26 at 103.00 405,469
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
750 6.250%, 12/01/52 9/27 at 103.00 742,752
1,000 9.000%, 12/15/52 9/27 at 103.00 1,001,347
2,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 2,003,445
540 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/41
3/26 at 103.00 491,937
810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
9/24 at 103.00 820,635
1,700 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,582,586
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 1,002,313
1,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 972,487
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 489,014
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 382,811
5,000 (d) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 5,105,425
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 476,469
500 5.000%, 4/15/51 6/26 at 103.00 451,590
1,000 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
9/26 at 103.00 844,143

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 $ 504,706
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 423,028
4,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 4,036,220
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 1,481,944
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 917,411
1,500 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 1,529,403
6,555 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 6,053,968
500 (d) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 386,948
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 471,871
1,500 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 1,308,116
9,300 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 5,556,691
4,686 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,541,662
870 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported District Improvements
Revenue Bonds, Refunding Series 2024B, 5.875%, 12/15/46
12/33 at 100.00 937,924
500 (d) Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51
12/26 at 103.00 434,306
1,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 925,369
1,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 685,220
1,000 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 1,001,342
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 1,776,766
1,000 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 914,845
720 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 540,795
500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
8/24 at 103.00 486,258

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 $ 477,452
1,000 Riverpark Metropolitan District, Arapahoe County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2024, 6.375%,
12/01/54
9/29 at 103.00 1,034,251
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 511,200
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 910,846
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 1,770,404
2,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 2,033,738
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
2,515 3.750%, 12/01/41 9/26 at 103.00 2,026,105
2,000 4.000%, 12/01/51 9/26 at 103.00 1,508,648
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 918,824
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
8/24 at 103.00 997,299
5,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 5,332,781
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 4,
Series 2024A, 6.500%, 12/01/54
6/29 at 103.00 1,043,056
2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,625,554
3,000 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
9/24 at 100.00 480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate
Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 660,427
1,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,029,858
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,000 5.000%, 12/01/41 3/26 at 103.00 888,965
3,000 5.000%, 12/01/51 3/26 at 103.00 2,469,855
1,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50
12/26 at 103.00 886,973
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
9/24 at 103.00 1,001,535
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
8/24 at 84.86 1,101,918
1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
8/24 at 103.00 1,518,785

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 $ 787,781
500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 475,807
1,100 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,108,182
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 3,066,766
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 966,561
Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A
:
1,730 5.000%, 12/01/41 3/27 at 103.00 1,742,360
500 5.000%, 12/01/51 3/27 at 103.00 483,147
1,500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 1,473,266
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 863,576
2,000 (d) Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 1,556,425
2,390 (d) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51
9/26 at 97.28 1,518,477
14,000 (d) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 10,720,293
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/49
9/24 at 103.00 655,629
1,000 (d) Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50
9/26 at 103.00 881,335
798 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 787,642
TOTAL COLORADO 184,678,930
CONNECTICUT - 0.5% (0.3% of Total Investments)
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/41
7/32 at 100.00 1,941,817
3,570 (e) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49, (UB)
11/32 at 100.00 3,579,489
410 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 348,904
TOTAL CONNECTICUT 5,870,210

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DELAWARE - 0.2% (0.1% of Total Investments)
$ 2,500 (d),(h) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, (Pre-refunded
3/03/25)
3/25 at 100.00 $ 2,554,245
TOTAL DELAWARE 2,554,245
DISTRICT OF COLUMBIA - 2.4% (1.5% of Total Investments)
1,996 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55
5/30 at 100.00 1,779,074
5,100 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 -
AGM Insured, (UB)
10/29 at 100.00 4,857,981
20,640 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 19,570,231
4,750 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 4,503,808
TOTAL DISTRICT OF COLUMBIA 30,711,094
FLORIDA - 19.4% (12.0% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 5.500%,
6/15/52
6/32 at 100.00 359,184
1,645 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61
11/29 at 103.00 1,085,556
250 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33
No Opt. Call 213,489
1,680 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, 2015 Assessment Project, Series 2015, 5.375%, 5/01/45
5/25 at 100.00 1,685,747
2,245 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,889,304
2,000 (d) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52
5/32 at 100.00 1,667,431
1,000 (d) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,021,295
955 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 980,334
1,020 (d) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52
5/31 at 100.00 853,387
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 1,102,017
995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 1,000,527

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,905 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 $ 1,623,178
335 Belmond Reserve Community Development District, Florida, Hillsborough
County, Special Assessment Revenue Bonds, 2020 Project, Series 2020,
4.000%, 5/01/51
5/30 at 100.00 294,386
905 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33
No Opt. Call 975,005
1,510 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
9/24 at 100.00 1,510,065
600 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.750%,
5/01/46
5/27 at 100.00 586,428
500 (d) Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52
5/37 at 100.00 514,982
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
285 (d) 4.000%, 7/01/41 7/31 at 100.00 252,710
1,070 (d) 4.000%, 7/01/51 7/31 at 100.00 873,033
1,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56
12/28 at 100.00 780,000
2,500 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55
6/25 at 105.00 2,558,043
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
500 (d) 4.000%, 8/15/51 8/28 at 100.00 405,313
1,000 (d) 4.200%, 8/15/56 8/28 at 100.00 820,681
1,000 (d) 4.250%, 8/15/61 8/28 at 100.00 813,081
830 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 826,506
1,000 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49
9/24 at 103.00 500,000
1,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52
9/24 at 103.00 763,914
955 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%,
5/01/45
9/24 at 100.00 955,152
1,000 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT)
10/27 at 100.00 1,003,118
1,000 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/41, (AMT)
10/31 at 100.00 917,824
215 (d) Coddington Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/42
5/32 at 100.00 226,336
1,491 (c),(d) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.750%, 5/15/35
9/24 at 100.00 40,267
995 (d) Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50
11/29 at 100.00 1,016,706
1,610 (d) Crossings Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2024, 5.600%, 5/01/54, (WI/
DD)
11/34 at 100.00 1,613,971

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,000 (d) Crosswinds East Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Series 2024,
5.750%, 5/01/54
5/34 at 100.00 $ 1,017,819
1,440 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024,
5.800%, 5/01/54
11/34 at 100.00 1,429,756
1,490 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 1,367,891
1,510 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,269,085
1,605 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Wildlight Village Phase 3 Series 2024, 5.500%, 5/01/55
5/34 at 100.00 1,595,697
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series
2022, 4.000%, 5/01/52
5/32 at 100.00 1,240,466
1,415 Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area Two, Series 2020,
4.375%, 5/01/51
5/31 at 100.00 1,260,371
1,260 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 4.125%, 11/01/50
11/29 at 100.00 1,090,881
1,000 (d) Everlands II Community Development District, Palm Bay, Florida, Special
Assessment Revenue Bonds, Series 2024, 5.450%, 6/15/54, (WI/DD)
12/34 at 100.00 998,515
1,245 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/51
6/29 at 102.00 1,102,433
1,850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
6.500%, 7/01/44
9/24 at 100.00 1,851,432
1,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44
7/27 at 100.00 995,251
2,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57
1/28 at 101.00 1,596,371
565 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 5.000%,
7/15/46
7/26 at 100.00 548,855
655 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50
1/27 at 100.00 579,412
120 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50
9/27 at 100.00 109,560
1,000 (d) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT)
9/24 at 103.00 1,016,351
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
16,450 (d) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 8/24 at 100.00 17,540,209
1,000 5.000%, 7/01/41, (AMT) 7/32 at 100.00 1,024,085
12,585 (e) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/32 at 100.00 13,150,932
6,400 5.500%, 7/01/53, (AMT) 7/32 at 100.00 6,655,098

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 $ 5,220,417
24,190 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 25,256,438
2,500 (d) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.250%,
6/01/59
6/34 at 100.00 2,547,906
3,075 (d) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B, 6.500%,
6/01/59
6/34 at 100.00 3,141,827
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
2,655 (c) 5.375%, 11/01/40 11/29 at 100.00 2,458,033
2,000 (c) 5.500%, 11/01/50 11/29 at 100.00 1,795,666
1,900 (d) Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 1,576,615
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
9/24 at 100.00 1,001,474
10,000 (e) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT), (UB)
10/27 at 100.00 10,240,943
885 (d) Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 5.000%,
5/01/52
5/32 at 100.00 864,418
1,860 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
9/24 at 100.00 1,861,100
200 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39
11/29 at 100.00 183,825
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,023,779
5,000 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 5,106,641
1,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT)
10/28 at 100.00 1,531,992
560 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.875%, 5/01/55
5/34 at 100.00 578,490
265 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
5/31 at 100.00 226,862
500 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
5/31 at 100.00 439,911
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 508,900
610 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/45
5/25 at 100.00 610,100

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.375%, 6/15/37
9/24 at 100.00 $ 2,000,504
1,630 (d) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%,
12/01/52
9/24 at 104.00 1,237,049
2,760 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 2,279,672
2,000 LTC Ranch Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 3 Project, Series
2024AA3, 6.050%, 5/01/54
5/34 at 100.00 2,036,665
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
1,995 4.375%, 5/01/40 5/30 at 100.00 1,901,146
2,990 4.500%, 5/01/51 5/30 at 100.00 2,725,177
750 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47
7/27 at 100.00 758,932
1,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 1,105,658
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
9/24 at 100.00 5,003,349
1,750 (d) Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%,
9/15/45
9/25 at 100.00 1,760,400
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 1,005,575
11,250 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 12,003,097
995 (d) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024, 6.000%, 5/01/55
5/34 at 100.00 1,010,331
365 (d) Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022, 5.750%, 5/01/53
5/32 at 100.00 377,682
355 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 344,703
930 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 940,881
9,305 (e) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 8,583,056
250 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 253,083
1,355 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57
6/31 at 100.00 1,242,871
1,120 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2024A, 6.250%,
6/01/59
6/34 at 100.00 1,101,147

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 500 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51
4/29 at 100.00 $ 484,224
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 250,820
905 (d) Peace Creek Village Community Development District, Florida, Special
Assessment Revenue Bonds, Winter Haven Series 2024, 5.750%, 5/01/54
5/34 at 100.00 918,398
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 424,153
905 (d) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 754,778
2,495 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 2,575,556
1,725 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022, 4.000%, 5/01/52
5/32 at 100.00 1,435,420
997 (d) Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39)
11/31 at 100.00 825,093
700 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 741,052
1,110 (d) Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41
5/31 at 100.00 965,184
990 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
11/25 at 100.00 996,199
15,000 (e) South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/15/47, (UB)
8/27 at 100.00 15,279,576
500 (d) Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 506,609
190 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 184,735
615 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
9/24 at 100.00 603,753
2,300 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
9/24 at 100.00 2,265,901
2,505 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
9/24 at 100.00 25
1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%,
12/15/40
12/29 at 100.00 1,102,447
1,265 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 1,186,968
1,000 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 5.000%, 5/01/37
5/28 at 100.00 1,019,175
1,525 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,613,998

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,755 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 $ 2,915,779
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 415,343
1,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project, Series 2023, 6.125%, 11/01/53
11/33 at 100.00 1,041,056
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 838,875
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,080,789
500 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 6.625%, 11/01/52
11/32 at 100.00 536,678
965 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 966,155
500 (d) Westside Haines City Community Development District, Polk County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 510,692
135 (d) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2024,
5.900%, 5/01/55
5/34 at 100.00 136,417
1,000 (d) Windsor at Westside Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024, 5.750%,
5/01/54
5/34 at 100.00 1,016,312
TOTAL FLORIDA 246,607,915
GEORGIA - 0.4% (0.2% of Total Investments)
870 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
9/24 at 100.00 662,425
1,610 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 1,612,985
2,215 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured
1/33 at 100.00 2,333,639
TOTAL GEORGIA 4,609,049
HAWAII - 0.2% (0.1% of Total Investments)
2,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52
5/33 at 100.00 2,026,618
1,000 (d) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.125%,
7/01/43
7/34 at 100.00 989,806
TOTAL HAWAII 3,016,424
IDAHO - 0.2% (0.2% of Total Investments)
1,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56
7/26 at 103.00 853,498
565 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55
7/25 at 100.00 501,375

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IDAHO (continued)
$ 1,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56
11/25 at 100.00 $ 730,979
1,050 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 1,105,677
TOTAL IDAHO 3,191,529
ILLINOIS - 17.4% (10.8% of Total Investments)
183 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 182,416
10,670 (e) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 11,157,234
1,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
9/24 at 100.00 1,288,530
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,501,915
2,575 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
9/24 at 100.00 2,566,583
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 15,848,692
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,101,204
9,910 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 10,644,659
10,000 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured, (UB)
12/31 at 100.00 10,609,956
1,848 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
8/24 at 100.00 1,848,396
1,552 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
9/24 at 100.00 1,133,051
5,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48, (UB)
1/29 at 100.00 5,106,539
8,065 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022A, 5.000%, 1/01/48
1/32 at 100.00 8,418,858
4,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 4,070,277
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
5,000 (e) 5.250%, 1/01/53, (UB) 1/31 at 100.00 5,244,813
10,620 (e) 5.500%, 1/01/55, (UB) 1/32 at 100.00 11,403,236
4,000 (e) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 4,241,643
9,400 (e) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,762,756
1,000 (e) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/37, (UB)
1/25 at 100.00 1,004,377
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 130,609
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
11,000 (e) 5.000%, 1/01/44, (UB) 1/29 at 100.00 11,239,717
8,000 (e) 5.500%, 1/01/49, (UB) 1/29 at 100.00 8,275,918

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,500 (e) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 $ 1,503,063
5,000 (c),(d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46
11/26 at 100.00 4,276,333
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,000 (d) 5.000%, 7/01/51 7/31 at 100.00 759,064
1,000 (d) 5.000%, 7/01/56 7/31 at 100.00 741,015
1,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 1,061,748
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
550 5.000%, 3/01/36 9/32 at 100.00 561,832
600 5.000%, 3/01/38 9/32 at 100.00 605,097
700 5.000%, 3/01/40 9/32 at 100.00 698,324
2,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58
10/28 at 100.50 1,975,294
7,955 (e) Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB)
3/32 at 100.00 8,689,220
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 1,869,076
Illinois State, General Obligation Bonds, November Series 2016
:
1,000 5.000%, 11/01/35 11/26 at 100.00 1,023,712
1,000 5.000%, 11/01/37 11/26 at 100.00 1,019,555
5,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 4,952,371
10,000 (e) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB)
1/32 at 100.00 9,748,292
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 6,738,522
1,000 4.000%, 6/15/50 12/29 at 100.00 933,203
12,215 5.000%, 6/15/50 12/29 at 100.00 12,646,517
5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 5,087,126
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
35,635 0.000%, 12/15/54 No Opt. Call 8,347,160
5,000 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,250,205
7,750 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/48, (UB)
1/28 at 100.00 7,932,232
10,000 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48 - BAM Insured, (UB)
1/29 at 100.00 10,496,116
895 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
8/24 at 100.00 375,900
TOTAL ILLINOIS 221,072,356
INDIANA - 1.7% (1.1% of Total Investments)
1,000 (d),(e) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 8.152%, 4/01/30 -
AMBAC Insured, (IF)
No Opt. Call 1,342,702
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 1,022,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 850 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/41
6/31 at 100.00 $ 794,806
7,725 (e) Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57, (UB)
9/32 at 100.00 7,726,509
2,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
9/24 at 100.00 2,000,876
5,000 (e) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 5,050,827
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.125%, 3/01/57
3/33 at 100.00 1,104,388
750 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
9/24 at 100.00 756,346
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
9/24 at 100.00 1,002,059
966 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 10
1,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 5.000%, 1/01/54, (AMT)
1/34 at 100.00 1,035,667
TOTAL INDIANA 21,836,380
IOWA - 1.8% (1.1% of Total Investments)
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 999,964
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
17,940 (e) 5.000%, 12/01/50, (UB) 12/29 at 103.00 19,056,019
2,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,646,419
TOTAL IOWA 22,702,402
KANSAS - 0.1% (0.0% of Total Investments)
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 950,772
TOTAL KANSAS 950,772
KENTUCKY - 2.8% (1.7% of Total Investments)
1,340 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 1,220,817
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
11,675 (e) 5.000%, 6/01/41, (UB) 6/27 at 100.00 11,848,895
5,450 5.000%, 6/01/41 6/27 at 100.00 5,531,176
5,400 5.000%, 6/01/45 6/27 at 100.00 5,453,296
990 (e) 5.000%, 6/01/45, (UB) 6/27 at 100.00 999,771
980 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 778,539
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/30
7/25 at 100.00 1,007,878

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KENTUCKY (continued)
$ 1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 $ 862,780
5,200 (e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 5,664,714
1,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52
12/32 at 100.00 983,004
1,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52
12/32 at 100.00 983,433
TOTAL KENTUCKY 35,334,303
LOUISIANA - 1.2% (0.7% of Total Investments)
1,705 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
9/24 at 100.00 1,705,933
500 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58
6/27 at 100.00 449,100
1,480 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56
6/31 at 100.00 1,261,538
500 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57
4/27 at 100.00 431,247
1,620 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
9/24 at 100.00 1,620,854
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
250 (c),(d) 5.000%, 6/01/41 6/31 at 100.00 150,000
250 (c),(d) 5.000%, 6/01/51 6/31 at 100.00 150,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 (d) 6.250%, 6/01/52 6/31 at 100.00 502,980
1,000 (d) 6.375%, 6/01/62 6/31 at 100.00 1,003,453
200 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62
6/31 at 100.00 201,290
1,240 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
9/24 at 100.00 1,243,143
2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call 2,225,993
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33
9/24 at 100.00 2,112,765
2,000 (c),(d) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 20
1,000 (d) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 997,932
540 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 596,539
TOTAL LOUISIANA 14,652,787
MARYLAND - 0.8% (0.5% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 1,534,709

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 4,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
9/24 at 100.00 $ 2,595,000
2,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
9/24 at 100.00 1,621,875
1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 846,325
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 2.750%, 6/01/51
6/31 at 100.00 3,488,849
TOTAL MARYLAND 10,086,758
MASSACHUSETTS - 1.1% (0.7% of Total Investments)
7,080 (e) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53, (UB)
7/28 at 100.00 7,206,914
5,735 (e) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 5,360,684
1,200 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 854,828
TOTAL MASSACHUSETTS 13,422,426
MICHIGAN - 2.8% (1.7% of Total Investments)
1,740 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 1,811,753
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%,
5/01/46
5/31 at 100.00 1,580,441
6,480 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 6,743,169
3,675 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 3,824,251
5,000 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 5,002,958
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
5.000%, 2/01/33
2/27 at 102.00 821,279
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021
:
905 4.000%, 12/01/41 12/31 at 100.00 774,456
1,000 4.000%, 12/01/51 12/31 at 100.00 793,876
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
150 (d) 4.400%, 4/01/31 4/28 at 100.00 134,063
315 (d) 4.900%, 4/01/41 4/28 at 100.00 252,610
1,200 (d) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 964,245
28,335 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 7,256,936
1,355 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
9/24 at 100.00 1,355,702
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
9/24 at 100.00 1,000,709

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 $ 3,049,950
TOTAL MICHIGAN 35,366,398
MINNESOTA - 0.9% (0.5% of Total Investments)
2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 1,516,611
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 651,622
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 976,673
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 446,530
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,129,420
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 82,509
1,125 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,063,606
2,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/58
3/33 at 100.00 2,050,764
3,000 (d) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
9/24 at 100.00 2,967,099
TOTAL MINNESOTA 10,884,834
MISSISSIPPI - 0.1% (0.0% of Total Investments)
335 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25)
10/26 at 100.00 331,603
481 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
9/24 at 100.00 431,134
TOTAL MISSISSIPPI 762,737
MISSOURI - 4.2% (2.6% of Total Investments)
7,090 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT), (UB)
3/29 at 100.00 7,218,538
5,000 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT), (UB)
3/30 at 100.00 5,157,818
655 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 599,175
9,740 (e) Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion
Project, Refunding & Improvement Series 2022C, 4.000%, 9/01/46, (UB)
9/32 at 100.00 9,550,951
2,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46
6/25 at 100.00 1,887,501
5,000 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 5,348,629

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 $ 2,139,452
2,000 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 1,729,298
476 (d) North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
8/24 at 100.00 358,994
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
8,050 (e) 4.000%, 12/01/40, (UB) 12/30 at 100.00 8,120,190
8,970 (e) 4.000%, 12/01/41, (UB) 12/30 at 100.00 9,025,413
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/25 at 100.00 351,260
732 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 32,208
1,230 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 1,250,503
TOTAL MISSOURI 52,769,930
NEBRASKA - 1.1% (0.7% of Total Investments)
5,495 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023E, 4.750%, 9/01/48, (UB)
No Opt. Call 5,566,445
8,425 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A, 4.800%, 9/01/54, (UB)
3/33 at 100.00 8,545,286
TOTAL NEBRASKA 14,111,731
NEVADA - 0.1% (0.1% of Total Investments)
1,843 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38
2/31 at 100.00 7,555
971 (c),(d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017, 6.250%, 12/15/37, (AMT)
12/27 at 100.00 80,561
1,840 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 0.000%, 2/15/38, (AMT)
8/29 at 100.00 7,544
885 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 887,855
TOTAL NEVADA 983,515
NEW JERSEY - 3.9% (2.5% of Total Investments)
2,500 (e) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,657,497
9,500 (e),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27), (UB)
6/27 at 100.00 10,103,196
2,080 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
9/24 at 101.00 2,097,588
40,000 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/35 - AMBAC Insured, (UB)
No Opt. Call 26,233,544

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 6,790 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50, (UB)
12/30 at 100.00 $ 7,146,298
1,915 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 1,926,142
TOTAL NEW JERSEY 50,164,265
NEW MEXICO - 0.4% (0.3% of Total Investments)
265 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/25 at 70.77 137,844
40 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 38,330
170 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 164,972
305 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call 287,710
1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
9/24 at 100.00 1,209,865
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue
Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project,
Series 2019A
:
545 5.000%, 7/01/32 7/26 at 102.00 542,514
600 5.000%, 7/01/49 7/26 at 102.00 526,399
1,020 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 1,021,603
1,500 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
9/24 at 103.00 1,455,351
TOTAL NEW MEXICO 5,384,588
NEW YORK - 13.5% (8.3% of Total Investments)
1,095 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.650%,
2/01/53
2/33 at 100.00 1,129,365
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 537,814
4,150 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 4,164,047
1,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,077,478
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
5,000 (d) 5.250%, 6/01/40 12/30 at 100.00 4,962,478
2,000 (d) 5.500%, 6/01/55 12/30 at 100.00 1,881,412
3,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40
12/30 at 100.00 2,897,912
2,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 2,146,295
9,000 (e) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 9,080,259

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 $ 1,238,660
200 (d) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36
6/27 at 100.00 195,732
650 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 599,825
2,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/49
3/32 at 100.00 1,945,676
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 1,367,985
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 951,210
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,360 4.050%, 2/01/31 2/30 at 100.00 2,228,106
1,000 4.600%, 2/01/51 2/30 at 100.00 789,843
1,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 540,000
10,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50,
(UB)
5/30 at 100.00 10,458,745
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43,
(UB)
11/30 at 100.00 1,064,434
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49,
(UB)
11/30 at 100.00 962,935
11,850 (e) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series 2018K,
4.125%, 11/01/53, (UB)
9/26 at 100.00 11,114,283
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
1,500 (c) 2.300%, 10/01/37 9/24 at 100.00 960,000
5,000 (c) 2.350%, 10/01/46 9/24 at 100.00 3,200,000
2,500 (e) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51, (UB)
8/33 at 100.00 2,711,843
2,500 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 2,502,505
2,250 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 2,255,873
7,000 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44
11/24 at 100.00 7,029,912
2,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 1,574,713

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
$ 1,000 5.000%, 7/01/46, (AMT) 9/24 at 100.00 $ 999,757
15,990 (e) 5.250%, 1/01/50, (AMT), (UB) 9/24 at 100.00 15,989,492
1,000 5.250%, 1/01/50, (AMT) 9/24 at 100.00 999,968
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
8/24 at 100.00 10,002,217
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 3,270,234
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
6,705 (e) 5.000%, 6/30/54 - AGM Insured, (AMT), (UB) 6/33 at 100.00 6,965,519
5,000 5.250%, 6/30/60 - AGM Insured, (AMT) 6/33 at 100.00 5,281,587
2,000 (e) 5.250%, 6/30/60 - AGM Insured, (AMT), (UB) 6/33 at 100.00 2,112,635
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,895 (e) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 4,035,170
2,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,178,169
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 965,274
5,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,410,248
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 843,082
9,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Two Series 2022, 4.625%, 8/01/52, (AMT), (UB)
8/32 at 100.00 9,204,666
7,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT), (UB)
1/33 at 100.00 7,341,111
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 86,214
3,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 3,307,166
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,778,074
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 (d) 4.500%, 7/01/56 7/27 at 104.00 4,529,463
1,025 (d) 5.000%, 7/01/56 7/27 at 104.00 1,008,885
2,475 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,340,931
420 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 476,916

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 250 (d) Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41
6/31 at 100.00 $ 221,101
TOTAL NEW YORK 170,917,219
NORTH CAROLINA - 0.3% (0.2% of Total Investments)
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/48
1/30 at 55.97 3,533,581
TOTAL NORTH CAROLINA 3,533,581
NORTH DAKOTA - 0.0% (0.0% of Total Investments)
1,605 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
9/24 at 100.00 321,023
TOTAL NORTH DAKOTA 321,023
OHIO - 4.2% (2.6% of Total Investments)
124,335 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 11,697,200
10,640 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 9,868,180
920 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55
12/29 at 100.00 774,282
3,900 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 3,989,429
340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 276,866
3,890 (d) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,960,255
4,500 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,254,825
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 1,266,413
1,775 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.550%,
9/01/49, (UB)
9/33 at 100.00 1,766,798
11,300 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 11,910,139
1,215 (e) Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B, 4.375%, 12/01/58 - AGM Insured, (UB)
6/34 at 100.00 1,210,342
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 841,350
2,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 2,003,164
TOTAL OHIO 53,819,243

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OKLAHOMA - 1.6% (1.0% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
$ 1,000 5.500%, 8/15/52 8/28 at 100.00 $ 1,031,470
1,000 5.500%, 8/15/57 8/28 at 100.00 1,028,865
1,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/44
8/32 at 100.00 1,240,366
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
9/24 at 100.00 15,014,147
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
9/24 at 100.00 2,602,452
TOTAL OKLAHOMA 20,917,300
PENNSYLVANIA - 1.7% (1.0% of Total Investments)
2,280 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57
6/29 at 103.00 2,059,561
900 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 951,758
1,250 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32
5/28 at 100.00 1,268,766
500 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project,
Subordinate Series 2024B, 6.000%, 5/01/42
5/31 at 103.00 529,671
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 433,602
1,000 (d) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41
10/27 at 100.00 750,405
1,500 (d) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 1,174,953
1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 1,080,053
2,000 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 1,547,368
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,028,614
1,720 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 172
1,720 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 172
2,970 (c),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 297
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 508,246

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 7,730 (e) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.000%, 12/31/57 - AGM Insured, (AMT), (UB)
12/32 at 100.00 $ 8,023,264
1,000 (d) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 958,839
1,000 (d) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B, 5.125%,
12/15/44
12/27 at 100.00 950,263
135 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
8/24 at 100.00 135,062
TOTAL PENNSYLVANIA 21,401,066
PUERTO RICO - 10.1% (6.3% of Total Investments)
682 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
8/24 at 100.00 682,331
2,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35
7/30 at 100.00 2,087,242
8,625 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
9/24 at 100.00 4,075,312
2,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/01/26
No Opt. Call 940,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
5,690 (c) 5.250%, 1/01/26 No Opt. Call 2,674,300
1,185 (c) 5.250%, 7/01/28 9/24 at 100.00 559,912
1 (c) 5.250%, 7/01/28 9/24 at 100.00 473
890 (c) 5.250%, 7/01/29 9/24 at 100.00 420,525
655 (c) 5.250%, 7/01/31 9/24 at 100.00 309,487
3 (c) 5.250%, 7/01/31 9/24 at 100.00 1,418
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
3,000 (c) 5.250%, 7/01/25 9/24 at 100.00 1,417,500
4,000 (c) 5.250%, 1/01/26 No Opt. Call 1,880,000
185 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
5.050%, 1/01/26
7/23 at 100.00 87,413
1,025 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/37
9/24 at 100.00 484,313
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
710 (c) 5.375%, 1/01/26 No Opt. Call 333,700
360 (c) 5.375%, 1/01/26 No Opt. Call 169,200
375 (c) 5.250%, 7/01/33 9/24 at 100.00 177,187
405 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
9/24 at 100.00 191,363
1,350 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
9/24 at 100.00 637,875
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
1,000 (c) 6.750%, 7/01/36 9/24 at 100.00 472,500
4,835 (c) 5.000%, 7/01/42 9/24 at 100.00 2,284,537
5,500 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
9/24 at 100.00 2,598,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 42,500 0.000%, 7/01/46 7/28 at 41.38 $ 14,189,301
183,530 0.000%, 7/01/51 7/28 at 30.01 44,671,569
7,750 5.000%, 7/01/58 7/28 at 100.00 7,790,697
14,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 13,915,672
4,835 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 3,039,775
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (i) 5.625%, 7/01/27 No Opt. Call 95
4,201 0.000%, 7/01/33 7/31 at 89.94 2,834,191
3,500 4.000%, 7/01/41 7/31 at 103.00 3,294,185
7,000 4.000%, 7/01/46 7/31 at 103.00 6,432,800
15,521 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 9,526,001
TOTAL PUERTO RICO 128,179,624
RHODE ISLAND - 0.3% (0.2% of Total Investments)
18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/24 at 19.34 3,465,171
TOTAL RHODE ISLAND 3,465,171
SOUTH CAROLINA - 1.8% (1.1% of Total Investments)
220 (d) Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52
5/29 at 100.00 160,606
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
6,930 0.000%, 11/01/39 9/24 at 31.58 2,028,681
6,730 0.000%, 11/01/39 9/24 at 31.58 1,646,977
400 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55
1/30 at 100.00 359,217
940 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45
11/26 at 100.00 993,690
2,960 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call 2,192,891
1,000 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 929,873
1,585 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.250%, 6/15/58
6/33 at 100.00 1,663,483
235 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A, 7.125%,
6/15/58
6/31 at 100.00 244,726
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
2,980 (e) 5.000%, 5/01/38, (UB) 5/28 at 100.00 3,089,516
9,895 (e) 5.000%, 5/01/48, (UB) 5/28 at 100.00 10,043,313
TOTAL SOUTH CAROLINA 23,352,973

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE - 0.6% (0.4% of Total Investments)
$ 1,000 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 $ 686,294
150 (d) Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 128,108
6,045 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 6,259,240
900 (c),(d) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46
9/24 at 100.00 585,000
TOTAL TENNESSEE 7,658,642
TEXAS - 7.2% (4.5% of Total Investments)
2,000 (d) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 1,752,626
1,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41
9/31 at 100.00 895,390
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 741,668
830 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
9/24 at 100.00 830,390
300 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51
9/31 at 100.00 287,951
500 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49
9/29 at 100.00 441,384
1,000 (d) Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Major Improvements Area Project, Series 2023,
6.125%, 9/01/52
9/33 at 100.00 1,017,843
2,935 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51
9/31 at 100.00 2,510,659
500 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51
9/31 at 100.00 453,632
165 (d) Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49
8/27 at 100.00 147,194
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
9/24 at 100.00 1,500,284
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
9/24 at 100.00 1,001,330
125 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%,
9/01/49
9/29 at 100.00 111,571
670 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
9/24 at 100.00 670,281

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.625%, 7/15/38, (AMT)
9/24 at 100.00 $ 1,001,433
500 (d) Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56
9/29 at 100.00 414,500
1,075 (d) Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58
9/31 at 100.00 1,101,318
1,045 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021, 4.000%,
9/01/46
9/31 at 100.00 937,746
4,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 3,041,060
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 935,766
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
900 (d) 4.125%, 9/15/41 9/31 at 100.00 794,889
1,500 (d) 4.375%, 9/15/51 9/31 at 100.00 1,263,814
1,170 (d) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019,
4.250%, 9/15/39
9/29 at 100.00 1,107,201
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
300 (d) 5.750%, 9/15/39 9/29 at 100.00 305,950
500 (d) 6.000%, 9/15/49 9/29 at 100.00 512,504
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 856,022
20,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 19,098,478
1,000 (h) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 1,028,170
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
1,000 (c) 5.000%, 7/01/30 7/25 at 100.00 972,500
3,250 (c) 5.000%, 7/01/35 7/25 at 100.00 3,160,625
2,445 (c) 5.000%, 7/01/47 7/25 at 100.00 2,377,763
1,070 (d) Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50
9/30 at 100.00 898,753
250 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52
9/32 at 100.00 253,171
325 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52
9/32 at 100.00 329,122

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 2,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51
9/31 at 100.00 $ 1,663,001
1,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 4.000%, 1/01/50, (AMT)
9/24 at 101.00 837,985
7,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT)
9/24 at 102.00 4,841,542
Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series
2019A
:
1,650 4.000%, 6/01/38, (AMT) 6/29 at 100.00 1,602,430
1,620 4.000%, 6/01/39, (AMT) 6/29 at 100.00 1,565,550
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022, 5.250%,
9/01/52
9/30 at 100.00 991,549
205 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49
9/29 at 100.00 191,281
185 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39
9/29 at 100.00 188,788
1,000 (d) Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51
9/30 at 100.00 839,495
2,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.000%,
12/15/32
9/24 at 100.00 1,200,000
145 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
9/24 at 102.00 145,436
400 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public Improvement District
Improvement Area 2 Project, Series 2024, 5.625%, 9/15/54, (WI/DD)
9/32 at 100.00 399,314
1,442 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020, 4.250%, 9/01/42
9/32 at 100.00 1,302,467
7,000 (e) Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,490,229
5,000 (e) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 5,119,474
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,066,635
TOTAL TEXAS 91,198,164
UTAH - 0.7% (0.4% of Total Investments)
1,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51
9/26 at 103.00 883,840
3,615 (d) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 3,737,659

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 1,000 Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 $ 839,596
2,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51
9/26 at 103.00 1,496,268
830 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49
12/29 at 100.00 757,310
955 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 853,336
TOTAL UTAH 8,568,009
VIRGIN ISLANDS - 1.0% (0.6% of Total Investments)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
1,000 (d) 5.000%, 10/01/30 10/24 at 100.00 985,094
5,000 (d) 5.000%, 10/01/39 10/24 at 100.00 4,729,883
2,600 (d) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 2,522,345
3,085 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 3,085,000
215 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 8/01/24
No Opt. Call 215,000
1,480 (d) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT)
10/29 at 104.00 1,457,594
TOTAL VIRGIN ISLANDS 12,994,916
VIRGINIA - 3.3% (2.1% of Total Investments)
762 (c) Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22
No Opt. Call 480,060
1,000 (d) Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55
3/27 at 103.00 831,997
5,000 (d) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 5,002,285
11,495 (e) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 10,900,815
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/24 at 100.00 955,370
2,340 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/59
9/30 at 103.00 2,672,007
4,500 (e) Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023A, 5.000%, 11/01/38, (UB)
5/32 at 100.00 4,849,763
7,000 (d) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/54
7/34 at 100.00 6,122,905
8,977 (d) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, (cash 7.500%, PIK 7.500%)
No Opt. Call 5,386,396
4,665 (d) Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52
6/33 at 105.00 4,664,085

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 550 (d) West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52
9/32 at 100.00 $ 560,698
TOTAL VIRGINIA 42,426,381
WASHINGTON - 1.9% (1.2% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 1,002,397
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
9/24 at 100.00 974,151
1,300 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
8/24 at 100.00 1,300,362
5,100 (e) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT), (UB)
5/27 at 100.00 5,200,408
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 1,540,162
155 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/24 at 100.00 153,905
13,915 (e) Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55, (UB)
9/30 at 100.00 14,433,711
TOTAL WASHINGTON 24,605,096
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
1,248 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
9/24 at 100.00 1,247,963
1,125 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.750%,
6/01/43
6/27 at 100.00 1,150,519
940 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43
6/31 at 100.00 839,273
945 (d) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 801,325
4,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 4.375%, 6/01/53,
(UB)
6/33 at 100.00 3,935,590
TOTAL WEST VIRGINIA 7,974,670
WISCONSIN - 8.1% (5.0% of Total Investments)
2,500 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 2,188,361
1,935 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 1,939,722
255 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51
6/29 at 100.00 215,484
150 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55
7/28 at 100.00 133,031

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,015 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57
4/31 at 100.00 $ 1,720,073
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A
:
1,000 (d) 5.000%, 6/01/51 6/29 at 100.00 814,945
1,280 (d) 5.000%, 6/01/61 6/29 at 100.00 1,011,032
4,985 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46
6/26 at 100.00 4,053,327
500 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55
6/27 at 103.00 442,155
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
13 (c),(d) 0.000%, 1/01/47 No Opt. Call 340
11 (c),(d) 0.000%, 1/01/48 No Opt. Call 282
11 (c),(d) 0.000%, 1/01/49 No Opt. Call 261
10 (c),(d) 0.000%, 1/01/50 No Opt. Call 235
10 (c),(d) 0.000%, 1/01/51 No Opt. Call 219
13 (c),(d) 0.000%, 1/01/52 No Opt. Call 265
13 (c),(d) 0.000%, 1/01/53 No Opt. Call 248
13 (c),(d) 0.000%, 1/01/54 No Opt. Call 225
13 (c),(d) 0.000%, 1/01/55 No Opt. Call 209
12 (c),(d) 0.000%, 1/01/56 No Opt. Call 195
667 (c),(d) 5.500%, 7/01/56 3/28 at 100.00 510,454
14 (c),(d) 0.000%, 1/01/57 No Opt. Call 203
13 (c),(d) 0.000%, 1/01/58 No Opt. Call 187
13 (c),(d) 0.000%, 1/01/59 No Opt. Call 174
13 (c),(d) 0.000%, 1/01/60 No Opt. Call 160
12 (c),(d) 0.000%, 1/01/61 No Opt. Call 149
12 (c),(d) 0.000%, 1/01/62 No Opt. Call 137
12 (c),(d) 0.000%, 1/01/63 No Opt. Call 127
12 (c),(d) 0.000%, 1/01/64 No Opt. Call 119
11 (c),(d) 0.000%, 1/01/65 No Opt. Call 110
12 (c),(d) 0.000%, 1/01/66 No Opt. Call 110
148 (c),(d) 0.000%, 1/01/67 No Opt. Call 1,199
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
24 (c),(d) 0.000%, 1/01/46 No Opt. Call 703
24 (c),(d) 0.000%, 1/01/47 No Opt. Call 642
24 (c),(d) 0.000%, 1/01/48 No Opt. Call 604
23 (c),(d) 0.000%, 1/01/49 No Opt. Call 565
23 (c),(d) 0.000%, 1/01/50 No Opt. Call 517
25 (c),(d) 0.000%, 1/01/51 No Opt. Call 537
651 (c),(d) 3.750%, 7/01/51 3/28 at 100.00 467,357
25 (c),(d) 0.000%, 1/01/52 No Opt. Call 497
25 (c),(d) 0.000%, 1/01/53 No Opt. Call 464
25 (c),(d) 0.000%, 1/01/54 No Opt. Call 434
24 (c),(d) 0.000%, 1/01/55 No Opt. Call 405
24 (c),(d) 0.000%, 1/01/56 No Opt. Call 381
24 (c),(d) 0.000%, 1/01/57 No Opt. Call 356
23 (c),(d) 0.000%, 1/01/58 No Opt. Call 333
23 (c),(d) 0.000%, 1/01/59 No Opt. Call 314
23 (c),(d) 0.000%, 1/01/60 No Opt. Call 293
23 (c),(d) 0.000%, 1/01/61 No Opt. Call 272
23 (c),(d) 0.000%, 1/01/62 No Opt. Call 256
22 (c),(d) 0.000%, 1/01/63 No Opt. Call 240

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 22 (c),(d) 0.000%, 1/01/64 No Opt. Call $ 227
22 (c),(d) 0.000%, 1/01/65 No Opt. Call 212
22 (c),(d) 0.000%, 1/01/66 No Opt. Call 193
281 (c),(d) 0.000%, 1/01/67 No Opt. Call 2,282
4,700 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 4,866,422
1,000 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 1,026,600
1,500 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A, 6.250%, 6/15/40
6/27 at 100.00 1,501,031
1,000 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 877,800
2,000 (c),(d) Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54
10/29 at 100.00 1,345,164
1,550 (d) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51
8/28 at 100.00 1,345,879
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
4/32 at 100.00 3,031,804
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 325,979
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/62
2/32 at 100.00 5,098,238
6,665 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62
2/32 at 100.00 7,019,599
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
1,665 (c),(d) 6.250%, 8/01/27 No Opt. Call 1,298,700
1,000 (c),(d) 6.750%, 8/01/31 No Opt. Call 730,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
2,000 (d) 6.750%, 12/01/42 12/27 at 100.00 2,000,653
20,835 (d) 7.000%, 12/01/50 12/27 at 100.00 20,838,323
3,500 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 2,100,000
500 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47
10/27 at 100.00 50,000
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
4,415 (d) 6.950%, 7/01/38 7/28 at 100.00 3,090,500
6,585 (d) 7.000%, 7/01/48 7/28 at 100.00 4,609,500
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 1,070,365
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
1,000 5.000%, 6/01/37 6/28 at 103.00 1,008,570
4,000 5.000%, 6/01/52 6/28 at 103.00 3,737,950
1,600 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/41,
(AMT)
7/31 at 100.00 1,356,315

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
$ 1,000 (d) 6.125%, 1/01/33 1/28 at 100.00 $ 450,000
2,000 (d) 6.250%, 1/01/38 1/28 at 100.00 900,000
3,500 (d) 6.375%, 1/01/48 1/28 at 100.00 1,575,000
285 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 29
1,700 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities,
Certificates Series 2024-2 Class A, 4.000%, 8/01/59, (Mandatory Put
8/01/27)
No Opt. Call 1,686,907
1,000 (d) Public Finance Authority, Wiscconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 1,004,121
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
1,130 (d) 5.000%, 10/15/51 10/31 at 100.00 1,016,898
815 (d) 5.000%, 10/15/56 10/31 at 100.00 721,421
4,215 (d) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 4,276,475
1,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41
9/28 at 100.00 755,314
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 879,244
7,250 (e) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 7,259,034
TOTAL WISCONSIN 102,365,657
WYOMING - 0.4% (0.3% of Total Investments)
5,000 (e) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.950%, 12/01/53, (UB)
6/32 at 100.00 5,113,805
TOTAL WYOMING 5,113,805
TOTAL MUNICIPAL BONDS
(cost $2,024,168,633) 1,981,436,066
Shares Description (a) Value
X –
COMMON STOCKS - 4 .0% ( 2 .5 % of Total Investments) X 51,732,438
MATERIALS - 0.0% (0.0% of Total Investments)
39 (g),(j) PALOUSE FIBER HOLDINGS $ 0
TOTAL MATERIALS 0
UTILITIES - 4.0% (2.5% of Total Investments)
21,492 (g),(j),(k) Vistra Vision LLC 51,732,438
TOTAL UTILITIES 51,732,438
TOTAL COMMON STOCKS
(cost $21,129,342) 51,732,438

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (l) X 60,423
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 451 (c),(g),(n) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 46
TOTAL CAPITAL GOODS 46
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0% (0.0% of Total
Investments)
60 Tuscan Gardens of Palm Coast 15.000% N/A N/A 10/01/24 60,377
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,377
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $510,743) 60,423
TOTAL LONG-TERM INVESTMENTS
(cost $2,045,808,718) 2,033,228,927
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.2% (0.7% of Total Investments)
X –
MUNICIPAL BONDS - 1 .2% ( 0 .7 % of Total Investments) X 14,660,000
CALIFORNIA - 0.8% (0.4% of Total Investments)
$ 9,280 (o) California State, General Obligation Bonds, Various Purpose, Variable
Demand Obligation Series 2003A-1, 3.700%, 5/01/33
8/24 at 100.00 $ 9,280,000
TOTAL CALIFORNIA 9,280,000
WISCONSIN - 0.4% (0.3% of Total Investments)
5,380 (o) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.000%, 4/01/48
7/24 at 100.00 5,380,000
TOTAL WISCONSIN 5,380,000
TOTAL MUNICIPAL BONDS
(cost $14,660,000) 14,660,000
TOTAL SHORT-TERM INVESTMENTS
(cost $14,660,000) 14,660,000
TOTAL INVESTMENTS (cost $ 2,060,468,718 ) - 161 .2% 2,047,888,927
FLOATING RATE OBLIGATIONS - (34.9)% (442,980,000)
AMTP SHARES, NET - (28.1)%(p) (356,572,969)
OTHER ASSETS & LIABILITIES, NET -  1.8% 22,015,523
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,270,351,481

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMZ
investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,981,347,440 $ 88,626 $ 1,981,436,066
Common Stocks – – 51,732,438 51,732,438
Variable Rate Senior Loan Interests – 60,377 46 60,423
Short-Term Investments:
Municipal Bonds – 14,660,000 – 14,660,000
Total
$ – $ 1,996,067,817 $ 51,821,110 $ 2,047,888,927
Level 3
Municipals
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $ 11,110,430 $162,238 $-
Gains (losses):
Net realized gains (losses) (6,529,748) (277,546) -
Change in net unrealized appreciation (depreciation) 12,712,237 194,904 -
Purchases at cost 35,290 - -
Sales at proceeds (390,982) (79,550) -
Net discounts (premiums) (2,190) - -
Transfers into - - 51,732,438
Transfers (out of) (16,846,411) - -
Balance at the end of period $88,626 $46 $51,732,438
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(587,733) $(98,630) $(7,901,522)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMZ Municipal Bonds $88,672 Expected Recovery Recovery Proceeds 100% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 8.30% N/A
Common Stocks 51,732,438 Enterprise Value EBITDA Multiples 10.00-12.00 N/A
Total $51,821,110
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NMZ
Common Stocks $- $- $- $(51,732,438) $51,732,438 $-
Municipal Bonds $- $- $16,846,411 $- $- $(16,846,411)
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $533,369,880 or 26.0% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Principal Amount (000) rounds to less than $1,000.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from December 2024 through December 2026.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(o) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(p) AMTP Shares, Net as a percentage of Total Investments is 17.4%.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.